Related Party Transactions - Schedule of Balances Amount with Related Parties (Details) - Related Party - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 9,113	¥ 20,200
Chief Executive Officer
Related Party Transaction [Line Items]
Amounts due from related parties	5,113	2,789
Affiliated Companies
Related Party Transaction [Line Items]
Amounts due from related parties	4,000	17,411
An Affiliated Company
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 28,884	¥ 9,431